Financial Instruments and Risk Management (Tables)	12 Months Ended
Jan. 02, 2016
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying value and the fair value of the Company’s long-term debt, excluding capital leases, are as follows:

(In millions)	January 2, 2016	January 3, 2015
Carrying value	$809.2	$887.0
Fair value	836.3	928.4

Schedule of Derivative Instruments [Table Text Block]
The notional amounts of the Company’s derivative instruments are as follows:

(Dollars in millions)	January 2, 2016	January 3, 2015
Foreign exchange contracts:
Hedge contracts	$192.6	$141.6
Non-hedge contracts	23.2	—
Interest rate swaps (1)	609.7	405.4

(1)	Includes a forward starting interest rate swap with a notional amount of $288.8 million, which has an effective date of October 17, 2016.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth financial assets and liabilities measured at fair value in the consolidated balance sheets and the respective pricing levels to which the fair value measurements are classified within the fair value hierarchy.

	Fair Value Measurements
	Quoted Prices With Other Observable Inputs (Level 2)
(In millions)	January 2, 2016	January 3, 2015
Financial assets:
Foreign exchange contracts asset - hedge	$6.7	$8.6
Foreign exchange contracts asset - non-hedge	0.5	—
Interest rate swap asset	0.2	0.6
Financial liabilities:
Interest rate swap liability	$3.9	$—
Foreign exchange contracts asset - non-hedge	0.1	—